Vessels, Net - Disposal of Vessels (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	4 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	May 06, 2014	Dec. 06, 2013
Significant Acquisitions And Disposals [Line Items]
Impairment loss	$ 11,690	$ 0	$ 0
Carrying value of assets sold	1,375,931	1,353,131
Dry dock and special survey costs	5,312	4,678
Net proceeds from sale of vessel	232,956	17,407	0
Gain/ (loss) on sale of vessels	22,599	(21,098)	0
Shinyo Splendor
Significant Acquisitions And Disposals [Line Items]
Total sale proceeds					20,020
Impairment loss				10,718
Carrying value of assets sold					19,219
Dry dock and special survey costs					1,021
Net proceeds from sale of vessel					18,315
Gain/ (loss) on sale of vessels					(904)
Shinyo Navigator
Significant Acquisitions And Disposals [Line Items]
Total sale proceeds						18,132
Carrying value of assets sold						38,461
Gain/ (loss) on sale of vessels						(21,098)
Expenses related to disposal of vessel						725
Write-off of bunker cost						$ 44